Liability under insurance contracts and reinsurance contracts	12 Months Ended
Dec. 31, 2024
Liabilities Under Reinsurance And Reinsurance Contracts [Abstract]
Liability under insurance contracts and reinsurance contracts
28.	Insurance contract liabilities

(a)	The details of insurance contract liabilities as of December 31, 2023 and 2024 are as follow:

	2023
	Life insurance							Non-life insurance
	Death		Health	Pension Savings	Variable	Etc.	Complex	Long- term	General	Car	Total
Insurance contract assets	~~W~~	—	—	—	—	—	—	(444)	(10,210)	—	(10,654)
Insurance contract liabilities (*)		16,895,075	5,347,357	20,536,870	5,445,493	5,001	—	—	102,921	1,515	48,334,232
Net insurance contract liability (asset) total		16,895,075	5,347,357	20,536,870	5,445,493	5,001	—	(444)	92,711	1,515	48,323,578
Reinsurance contract assets		—	—	—	—	—	62,815	—	25,538	—	88,353
Reinsurance contract liabilities		(27,046)	(66,075)	—	—	—	—	(41)	(78)	—	(93,240)

Total net reinsurance contract assets (liabilities)	~~W~~	(27,046)	(66,075)	—	—	—	62,815	(41)	25,460	—	(4,887)

	2024
	Life insurance							Non-life insurance
	Death		Health	Pension Savings	Variable	Etc.	Complex	Long- term	General	Car	Total
Insurance contract assets	~~W~~	—	—	—	—	—	—	(1,051)	(4,588)	—	(5,639)
Insurance contract liabilities (*)		20,021,186	5,556,614	20,227,829	5,157,827	—	—	—	160,346	1,189	51,124,991
Net insurance contract liability (asset) total		20,021,186	5,556,614	20,227,829	5,157,827	—	—	(1,051)	155,758	1,189	51,119,352

Reinsurance contract assets		—	—	—	—	—	107,668	21	77,065	—	184,754
Reinsurance contract liabilities		(26,214)	(71,844)	—	—	—	—	—	(5)	—	(98,063)

Total net reinsurance contract assets (liabilities)	~~W~~	(26,214)	(71,844)	—	—	—	107,668	21	77,060	—	86,691

(*)	As of December 31, 2023 and 2024 contractor’s share adjustment amount is excluded ~~W~~ (-)1,024 million and ~~W~~ (-)362 million, respectively.

(b)	The assumptions and calculation basis for the current estimates of future cash flows applied to the holding contract as of December 31, 2023 and 2024 are as follow:

	Assumption value (%)
	2023	2024	Basis for calculation
Life insurance:
Surrender ratio	0.00 ~ 73.78	0.00 ~ 69.75
- The ratio of surrendered contract amounts to the retained contract amounts, calculated based on statistics, by premium payment type, product group, interest rate category, payment term (zero/low-surrender-value insurance products), and duration

- For zero/low-surrender-value insurance products, the surrender ratio for the period when there is insufficient experience statistics is calculated, using the log-linear regression model, so that it converges to 0.1% at the time of completion of premium payments.

Loss ratio	17.00 ~ 756.00	8.00 ~ 316.00	- Other than general mortality: the ratio of accident claims to insurance premiums to on-level risk insurance premiums by risk coverage and elapsed period based on the last five years’ experience statistics

			- General mortality: the ratio of actual mortality rate to expected mortality rate by risk coverage and elapsed period based on the last five years’ experience statistics

Expense ratio	—	—	- Calculate unit costs such as performance, agent commissions, number of new/retained contracts, initial/continuing premiums, reserve funds, etc. based on a business plan (budget) incorporating future expense policies based on recent experience statistics.

Discount rate	3.75 ~ 4.80	2.31 ~ 4.55	- Disclosure standard interest rate term structure provided by the Financial Supervisory Service

The confidence level for the risk adjustments regarding non-financial	75.00	75.00	- The risk adjustment is calculated as the portion of 75th percentile exceeding the probability-weighted average of the present value of future cash flows, assuming that the probability distribution of the present value of future cash flows follows a normal distribution at each reporting date.

Assumption value (%)
	2023	2024	Basis for calculation
Non-life insurance:
Surrender ratio	General: 0.54 ~ 38.56	General: 0.00 ~ 52.76
General: Calculated as the ratio of the number of and effective contracts compared to the number of contracts with experience from July 2017 to June 2024.
  The assumptions are derived based on contracts where surrender and lapse have actually occurred.

	Long-term: 1.60 ~ 25.25	Long-term: 1.60 ~ 25.47
Long-term: Calculated as the ratio of the number of canceled and effective contracts compared to the number of contracts with experience from October 2017 to June 2024.
  The surrender ratio for zero and low surrender value products is separately calculated in accordance with the practical standards of the Financial Supervisory Service.

For products with insufficient experience data, the assumptions applied during product development are used (e.g., pet insurance and indemnity medical insurance).

Loss ratio	General: 24.47 ~ 112.27	General: 12.98 ~ 81.54	General: Calculated as the ratio of incurred losses to experienced risk insurance premiums from July 2017 to June 2024
	Long-term: 40.99 ~ 187.70	Long-term: 36.81 ~ 422.10	Long-term: Calculated as the ratio of incurred losses to experienced risk insurance premiums from October 2017 to June 2024
For products with insufficient experience data, the Insurance Development Institute’s industry statistics are applied.

	Assumption value (%)		Basis for calculation
	2023	2024
Expense ratio	Contract conclusion cost: Variable cost (%) 11.73 ~ 2170.24 Fixed cost (won) 44,653 ~ 68,795	Contract conclusion cost: Variable cost (%) General VC: 12.45 ~ 16.14 Long-term VC: 198.79	Using the Group’s experience statistics for the year immediately preceding the calculation (October 2024 - September 2025), the operating expense unit price was subdivided by workload and type of work on a portfolio basis, and calculated by applying the variable cost/fixed ratio according to the operating expense allocation standard.
	Contract maintenance cost: Variable cost (%) 31.73 ~ 36.37 Fixed cost (won) 2,220 ~ 2,538	Fixed cost (won) General FC: 53,192 Long-term FC: 15,131
Contract conclusion cost
- Variable cost: Distribution of contract variable cost compared to imported insurance premium.
- Fixed cost: Fixed cost distribution for contract conclusion compared to the number of new contracts.

	Damage investigation cost: Variable cost (%) 11.65 ~ 14.30	Contract maintenance cost: Variable cost (%) General VC: 24.10 ~ 24.74 Long-term VC: 13.30	Contract maintenance cost - Variable cost: Variable cost allocation for contract maintenance compared to earned insurance premiums.

		Fixed cost (won) General FC: 2,895 Long-term FC: 1,576	- Fixed cost: Fixed cost allocation for contract maintenance compared to the number of contracts held.

		Damage investigation cost: Variable cost (%) General VC: 6.91 ~ 6.95 Long-term VC: 3.78	Damage investigation cost: Amount of damage investigation cost allocated to the amount of damage incurred

Discount rate	4.55 ~ 4.80	2.31 ~ 4.55	Term structure of interest rates provided by the Financial Supervisory Service.
;
The confidence level for non-financial risks	75.00	75.00	- The risk adjustment is calculated as the portion of 75th percentile exceeding the probability-weighted average of the present value of future cash flows, assuming that the probability distribution of the present value of future cash flows follows a normal distribution at each reporting date.

(c)
The details of changes in the remaining coverage elements and incurred claim elements of net insurance contract liabilities that did not apply the premium allocation approach for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Remaining coverage elements			Incurred claim elements	Total
		Excluding loss component		Loss component
Beginning balance	Insurance contract assets	~~W~~	—	—	—	—
	Insurance contract liabilities		43,128,619	880,115	1,810,028	45,818,762

	Net insurance contract liabilities		43,128,619	880,115	1,810,028	45,818,762

Insurance income	Retroactive modification method		(1,484,047)	—	—	(1,484,047)
	Fair value method		(958,369)	—	—	(958,369)
	Etc.		(417,542)	—	—	(417,542)

			(2,859,958)	—	—	(2,859,958)

Insurance service expenses	Accrued insurance premiums and other incurred insurance service expenses		—	—	1,513,580	1,513,580
	Changes in incident fulfillment cash flow		—	—	11,468	11,468
	Losses on (reversal of) onerous contracts		—	(35,360)	—	(35,360)
	Amortization of insurance acquisition cash flows		262,280	—	—	262,280
	Etc.		(21,048)	(16,548)	—	(37,596)

			241,232	(51,908)	1,525,048	1,714,372

Investment factors and insurance premium refund			(5,281,435)	—	5,281,435	—
Insurance finance income and expenses	Current profit or loss		2,134,312	21,300	62,861	2,218,473
	Other comprehensive income		2,924,797	35,025	1,172	2,960,994

		~~W~~	5,059,109	56,325	64,033	5,179,467

		2023
		Remaining coverage elements			Incurred claim elements	Total
		Excluding loss component		Loss component
Cash flow for the period	Insurance premium received	~~W~~	6,209,129	—	—	6,209,129
	Insurance acquisition cash flow payment		(979,176)	—	—	(979,176)
	Payment of insurance benefits and other insurance service expenses		(715)	—	(1,497,502)	(1,498,217)
	Receipt (payment) of investment elements and refund of insurance premiums		—	—	(5,355,137)	(5,355,137)

			5,229,238	—	(6,852,639)	(1,623,401)

Other increase/decrease			269	(490)	101	(120)
Ending balance	Insurance contract assets		(493)	—	49	(444)
	Insurance contract liabilities		45,517,567	884,042	1,827,957	48,229,566

	Net insurance contract liabilities	~~W~~	45,517,074	884,042	1,828,006	48,229,122

		2024
		Remaining coverage elements			Incurred claim elements	Total
		Excluding loss component		Loss component
Beginning balance	Insurance contract assets	~~W~~	(493)	—	49	(444)
	Insurance contract liabilities		45,517,567	884,042	1,827,957	48,229,566

	Net insurance contract liabilities		45,517,074	884,042	1,828,006	48,229,122

Insurance income	Retroactive modification method		(1,354,769)	—	—	(1,354,769)
	Fair value method		(968,200)	—	—	(968,200)
	Etc.		(730,549)	1,501	18	(729,030)

			(3,053,518)	1,501	18	(3,051,999)

Insurance service expenses	Accrued insurance premiums and other incurred insurance service expenses		—	—	1,646,968	1,646,968
	Changes in incident fulfillment cash flow		—	—	28,182	28,182
	Costs related to onerous contracts		—	67,934	—	67,934
	Amortization of insurance acquisition cash flows		360,411	—	—	360,411
	Etc.		(28,208)	(20,122)	—	(48,330)

			332,203	47,812	1,675,150	2,055,165

Investment factors and insurance premium refund			(4,769,963)	—	4,769,963	—
Insurance finance income and expenses	Current profit or loss		1,697,955	17,375	63,930	1,779,260
	Other comprehensive income		3,125,467	42,685	3,306	3,171,458

		~~W~~	4,823,422	60,060	67,236	4,950,718

		2024
		Remaining coverage elements			Incurred claim elements	Total
		Excluding loss component		Loss component
Cash flow for the period	Insurance premium received	~~W~~	6,897,049	—	—	6,897,049
	Insurance acquisition cash flow payment		(1,586,104)	—	—	(1,586,104)
	Payment of insurance benefits and other insurance service expenses		(6,708)	—	(1,583,846)	(1,590,554)
	Receipt (payment) of investment elements and refund of insurance premiums		—	—	(4,941,397)	(4,941,397)

			5,304,237	—	(6,525,243)	(1,221,006)

Other increase/decrease			(3)	(6)	—	(9)
Ending balance	Insurance contract assets		(1,266)	—	215	(1,051)
	Insurance contract liabilities		48,154,718	993,409	1,814,915	50,963,042

	Net insurance contract liabilities	~~W~~	48,153,452	993,409	1,815,130	50,961,991

(d)
The changes in the remaining coverage elements and incurred claim elements of net insurance contract liabilities applying the premium allocation approach for the years ended December 31, 2023 and 2024 are as follows:

	2023
		Remaining coverage elements			Incurred claim elements
		Excluding loss component		Loss component	Present value estimate of future cash flows	Risk adjustment for non-financial risks	Total
Beginning balance	Insurance contract assets	~~W~~	—	—	—	—	—
	Insurance contract liabilities		78,665	3,139	5,372	451	87,627

	Net insurance contract liabilities		78,665	3,139	5,372	451	87,627

Insurance income			(39,641)	—	—	—	(39,641)

Insurance service expenses	Accrued insurance premiums and other incurred insurance service expenses		33	—	29,966	1,093	31,092
	Changes in incident fulfillment cash flow		—	—	(2,669)	(684)	(3,353)
	Costs related to loss-bearing contracts		23	2,449	—	—	2,472
	Amortization of insurance acquisition Cash flows		4,126	—	—	—	4,126
	Etc.		—	—	70	—	70

			4,182	2,449	27,367	409	34,407

Investment factors and insurance premium refund			(9)	—	9	—	—

Insurance finance income and expenses	Current profit or loss		2,412	—	67	10	2,489
	Other comprehensive income		—	—	23	2	25

			2,412	—	90	12	2,514

Cash flow for the period	Insurance premium received		46,680	—	—	—	46,680
	Insurance acquisition cash flow payment		(12,751)	—	—	—	(12,751)
	Payment of insurance benefits and other insurance service expenses		—	—	(22,643)	—	(22,643)
	Receipt (payment) of investment elements and refund of insurance premiums		—	—	288	—	288

			33,929	—	(22,355)	—	11,574

Other increase/decrease			(1,684)	(770)	307	122	(2,025)

Ending balance	Insurance contract assets		(10,670)	3	450	7	(10,210)
	Insurance contract liabilities		88,524	4,815	10,340	987	104,666

	Net insurance contract liabilities	~~W~~	77,854	4,818	10,790	994	94,456

	2024
		Remaining coverage elements			Incurred claim elements
		Excluding loss component		Loss component	Present value estimate of future cash flows	Risk adjustment for non-financial risks	Total
Beginning balance	Insurance contract assets	~~W~~	(10,670)	3	450	7	(10,210)
	Insurance contract liabilities		88,524	4,815	10,340	987	104,666

	Net insurance contract liabilities		77,854	4,818	10,790	994	94,456

Insurance income			(64,554)	—	—	—	(64,554)

Insurance service expenses	Accrued insurance premiums and other incurred insurance service expenses		45	—	61,148	528	61,721
	Changes in incident fulfillment cash flow		—	—	3,209	421	3,630
	Costs related to loss-bearing contracts		54	(2,239)	—	—	(2,185)
	Amortization of insurance acquisition Cash flows		13,238	—	—	—	13,238
	Etc.		—	—	(9)	—	(9)

			13,337	(2,239)	64,348	949	76,395

Investment factors and insurance premium refund			(2)	—	2	—	—

Insurance finance income and expenses	Current profit or loss		4,363	—	162	17	4,542
	Other comprehensive income		—	—	22	6	28

			4,363	—	184	23	4,570

Cash flow for the period	Insurance premium received		109,597	—	—	—	109,597
	Insurance acquisition cash flow payment		(19,841)	—	—	—	(19,841)
	Payment of insurance benefits and other insurance service expenses		—	—	(45,564)	—	(45,564)
	Receipt (payment) of investment elements and refund of insurance premiums		—	—	(2)	—	(2)

			89,756	—	(45,566)	—	44,190

Other increase/decrease			8,410	—	(6,108)	2	2,304

Ending balance	Insurance contract assets		(6,506)	—	1,894	24	(4,588)
	Insurance contract liabilities		135,670	2,579	21,756	1,944	161,949

	Net insurance contract liabilities	~~W~~	129,164	2,579	23,650	1,968	157,361

(e)	Changes by measurement element in net insurance contract liabilities without applying the premium allocation approach for the years ended December 31, 2023 and 2024 are as follow:

		2023
		Present value estimate		Risk adjustment for	Contractual service margin
		of future cash flows		non-financial risks	Retrospective method	Fair value method	Etc.	Sub-total	Total
Beginning balance	Insurance contract assets	~~W~~	—	—	—	—	—	—	—
	Insurance contract liabilities		34,851,591	1,151,768	6,765,720	2,351,146	698,537	9,815,403	45,818,762

	Net insurance contract liabilities		34,851,591	1,151,768	6,765,720	2,351,146	698,537	9,815,403	45,818,762

Changes related to future services	Change in contractual service margin adjustment estimate		350,007	(84,549)	(659,780)	570,862	(176,540)	(265,458)	—
	Change in unadjusted estimate of contractual service margin		(46,697)	(4,196)	—	—	(158)	(158)	(51,051)
	Initial recognition effect of new contracts for the current period		(991,607)	105,353	—	—	901,945	901,945	15,691

			(688,297)	16,608	(659,780)	570,862	725,247	636,329	(35,360)

Changes related to current service	Contractual service margin amortization		—	—	(536,399)	(215,795)	(162,449)	(914,643)	(914,643)
	Risk-adjusted change		—	(101,902)	—	—	—	—	(101,902)
	Experience adjustment		(105,141)	(8)	—	—	—	—	(105,149)

			(105,141)	(101,910)	(536,399)	(215,795)	(162,449)	(914,643)	(1,121,694)

Changes related to past services	Adjustment of incurred claim elements		21,880	(10,412)	—	—	—	—	11,468

		2023
		Present value estimate		Risk adjustment for	Contractual service margin
		of future cash flows		non-financial risks	Retrospective method	Fair value method	Etc.	Sub-total	Total
Insurance finance income and expenses	Current profit or loss	~~W~~	1,848,652	42,200	203,297	76,583	47,741	327,621	2,218,473
	Other comprehensive income		2,907,587	53,407	—	—	—	—	2,960,994

			4,756,239	95,607	203,297	76,583	47,741	327,621	5,179,467

Cash flow for the period	Insurance premium received		6,209,129	—	—	—	—	—	6,209,129
	Insurance acquisition cash flow payment		(979,176)	—	—	—	—	—	(979,176)
	Payment of insurance benefits and other insurance service expenses		(1,498,217)	—	—	—	—	—	(1,498,217)
	Receipt (payment) of investment elements and refund of insurance premiums		(5,355,137)	—	—	—	—	—	(5,355,137)

			(1,623,401)	—	—	—	—	—	(1,623,401)

Other increase/decrease			(117)	(3)	—	—	—	—	(120)
Ending balance	Insurance contract assets		(743)	124	—	—	175	175	(444)
	Insurance contract liabilities		37,213,497	1,151,534	5,772,838	2,782,796	1,308,901	9,864,535	48,229,566

	Net insurance contract liabilities	~~W~~	37,212,754	1,151,658	5,772,838	2,782,796	1,309,076	9,864,710	48,229,122

		2024
			Present value estimate	Risk adjustment for	Contractual service margin
			of future cash flows	non-financial risks	Retrospective method	Fair value method	Etc.	Sub-total	Total
Beginning balance	Insurance contract assets	~~W~~	(743)	124	—	—	175	175	(444)
	Insurance contract liabilities		37,213,497	1,151,534	5,772,838	2,782,796	1,308,901	9,864,535	48,229,566

	Net insurance contract liabilities		37,212,754	1,151,658	5,772,838	2,782,796	1,309,076	9,864,710	48,229,122

Changes related to future services	Change in contractual service margin adjustment estimate		685,902	90,882	(663,935)	257,316	(370,165)	(776,784)	—
	Change in unadjusted estimate of contractual service margin		39,452	382	—	—	460	460	40,294
	Initial recognition effect of new contracts for the current period		(1,395,897)	157,279	—	—	1,266,258	1,266,258	27,640

			(670,543)	248,543	(663,935)	257,316	896,553	489,934	67,934

Changes related to current service	Contractual service margin amortization		—	—	(433,780)	(246,990)	(242,944)	(923,714)	(923,714)
	Risk-adjusted change		—	(119,568)	—	—	—	—	(119,568)
	Experience adjustment		(49,668)	—	—	—	—	—	(49,668)

			(49,668)	(119,568)	(433,780)	(246,990)	(242,944)	(923,714)	(1,092,950)

Changes related to past services	Adjustment of incurred claim elements		44,341	(16,159)	—	—	—	—	28,182

		2024
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin
					Retrospective method	Fair value method	Etc.	Sub-total	Total
Insurance finance income and expenses	Current profit or loss	~~W~~	1,399,565	41,292	173,539	83,110	81,754	338,403	1,779,260
	Other comprehensive income		3,130,302	41,156	—	—	—	—	3,171,458

			4,529,867	82,448	173,539	83,110	81,754	338,403	4,950,718

Cash flow for the period	Insurance premium received		6,897,049	—	—	—	—	—	6,897,049
	Insurance acquisition cash flow payment		(1,586,104)	—	—	—	—	—	(1,586,104)
	Payment of insurance benefits and other insurance service expenses		(1,590,554)	—	—	—	—	—	(1,590,554)
	Receipt (payment) of investment elements and refund of insurance premiums		(4,941,397)	—	—	—	—	—	(4,941,397)

			(1,221,006)	—	—	—	—	—	(1,221,006)

Other increase/decrease			(9)	—	—	—	—	—	(9)
Ending balance	Insurance contract assets		(1,325)	203	—	—	71	71	(1,051)
	Insurance contract liabilities		39,847,061	1,346,719	4,848,662	2,876,232	2,044,368	9,769,262	50,963,042

	Net insurance contract liabilities	~~W~~	39,845,736	1,346,922	4,848,662	2,876,232	2,044,439	9,769,333	50,961,991

(f)	Details of insurance contracts that did not apply the premium allocation approach recognized for the first time for the years ended December 31, 2023 and 2024 are as follow:

		2023
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contract recognized for the first time in the period	Except for onerous contracts issued	~~W~~	2,790,412	975,895	(4,766,973)	98,721	901,945	—
	Onerous contracts issued		154,524	63,685	(209,150)	6,632	—	15,691

		~~W~~	2,944,936	1,039,580	(4,976,123)	105,353	901,945	15,691

		2024
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contract recognized for the first time in the period	Except for onerous contracts issued	~~W~~	5,654,572	1,725,595	(8,794,395)	147,970	1,266,258	—
	Onerous contracts issued		748,281	119,002	(848,952)	9,309	—	27,640

		~~W~~	6,402,853	1,844,597	(9,643,347)	157,279	1,266,258	27,640

(g)
The amount expected to be recognized in profit or loss in the future as contractual service margin for insurance contracts that do not apply the premium allocation approach as of December 31, 2023 and 2024 are as follow:

	2023
	Less than 1 year		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Contractual Service Margin	~~W~~	867,208	759,132	1,851,145	2,185,854	4,201,371	9,864,710

	2024
	Less than 1 year		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Contractual Service Margin	~~W~~	613,018	527,795	1,331,128	1,664,754	5,632,638	9,769,333

(h)	The composition details and fair value amounts of basic items of insurance contracts with direct participation characteristics as of December 31, 2023 and 2024 are as follow:

(*)	2023		2024
Cash and amortized cost measurement deposits	~~W~~	322,933	294,963
Financial assets measured at fair value through profit or loss		3,934,491	3,561,126
Amortized cost loan receivables		66,790	32,489
derivatives		674	(150)
Etc.		81,468	69,608

	~~W~~	4,406,356	3,958,036

(*)	As of December 31, 2023 and 2024, the book value of financial assets (liabilities) of variable insurance is ~~W~~ 5,940,453 million and ~~W~~ 5,498,129 million.

(i)
The details of changes in the remaining coverage elements and incurred claim elements of reinsurance contract assets (liabilities) for which the premium allocation approach was not applied for the years ended December 31, 2023 and 2024 are as follow:

		2023
		Remaining coverage elements			Incurred claim elements	Total
		Excluding loss recovery component		Loss recovery component
Beginning balance	Reinsurance contract assets	~~W~~	8,453	5,236	45,328	59,017
	Reinsurance contract liabilities		(106,247)	22,662	20,815	(62,770)

	Net reinsurance contract assets (liabilities)		(97,794)	27,898	66,143	(3,753)

Reinsurance revenue	Accrued reinsurance amount		—	—	72,651	72,651
	Changes in incident fulfillment cash flow		—	—	(32,100)	(32,100)
	Etc.		(1)	(115)	—	(116)

			(1)	(115)	40,551	40,435

Reinsurance service expense	Fair value method		(52,637)	—	—	(52,637)
	Etc.		(19,767)	318	—	(19,449)

			(72,404)	318	—	(72,086)

Recovery of investment elements and reinsurance premiums			(152,684)	—	152,684	—
Reinsurance finance income and expense	Current profit or loss		(2,156)	29	1,263	(864)
	Other comprehensive income		(28,793)	384	116	(28,293)

		~~W~~	(30,949)	413	1,379	(29,157)

		2023
		Remaining coverage elements			Incurred claim elements	Total
		Excluding loss recovery component		Loss recovery component
Cash flow for the period	Reinsurance premium paid	~~W~~	229,319	—	—	229,319
	Recovery of reinsurance proceeds and other reinsurance profits		—	—	(43,405)	(43,405)
	Receipt of investment elements and recovery of reinsurance premiums		—	—	(152,052)	(152,052)

			229,319	—	(195,457)	33,862

Other increase/decrease			745	(347)	(47)	351
Ending balance	Reinsurance contract assets		19,436	5,055	38,323	62,814
	Reinsurance contract liabilities		(143,204)	23,112	26,930	(93,162)

	Net reinsurance contract assets (liabilities)	~~W~~	(123,768)	28,167	65,253	(30,348)

		2024
		Remaining coverage elements			Incurred claim elements	Total
		Excluding loss recovery component		Loss recovery component
Beginning balance	Reinsurance contract assets	~~W~~	19,436	5,055	38,323	62,814
	Reinsurance contract liabilities		(143,204)	23,112	26,930	(93,162)

	Net reinsurance contract assets (liabilities)		(123,768)	28,167	65,253	(30,348)

Reinsurance revenue	Accrued reinsurance amount		—	—	89,856	89,856
	Changes in incident fulfillment cash flow		—	—	(29,334)	(29,334)
	Etc.		10	(7,391)	—	(7,381)

			10	(7,391)	60,522	53,141

Reinsurance service expense	Fair value method		(28,839)	—	—	(28,839)
	Etc.		(28,514)	—	—	(28,514)

			(57,353)	—	—	(57,353)

Recovery of investment elements and reinsurance premiums			(143,510)	—	143,510	—
Reinsurance finance income and expense	Current profit or loss		(1,350)	37	1,375	62
	Other comprehensive income		(2,685)	244	350	(2,091)

		~~W~~	(4,035)	281	1,725	(2,029)

		2024
		Remaining coverage elements			Incurred claim elements	Total
		Excluding loss recovery component		Loss recovery component
Cash flow for the period	Reinsurance premium paid	~~W~~	221,033	—	—	221,033
	Recovery of reinsurance proceeds and other reinsurance profits		—	—	(33,580)	(33,580)
	Receipt of investment elements and recovery of reinsurance premiums		2,348	—	(142,968)	(140,620)

			223,381	—	(176,548)	46,833

Other increase/decrease			(549)	(64)	—	(613)
Ending balance	Reinsurance contract assets		47,331	3,806	56,552	107,689
	Reinsurance contract liabilities		(153,155)	17,187	37,910	(98,058)

	Net reinsurance contract assets (liabilities)	~~W~~	(105,824)	20,993	94,462	9,631

(j)
Details of changes in the remaining coverage elements and incurred claim elements of reinsurance contract assets (liabilities) applying the premium allocation approach for the years ended December 31, 2023 and 2024 are as follow:

		2023
		Remaining coverage elements			Incurred claim elements		Total
		Excluding loss recovery component		Loss recovery component	Present value estimate of future cash flows	Risk adjustment for non-financial risks
Beginning balance	Reinsurance contract assets	~~W~~	26,901	75	2,659	120	29,755
	Reinsurance contract liabilities		—	—	(33)	—	(33)

	Net reinsurance contract assets (liabilities)		26,901	75	2,626	120	29,722

Reinsurance revenue	Accrued reinsurance amount		—	—	2,813	79	2,892
	Changes in incident fulfillment cash flow		—	1,194	318	(71)	1,441
	Etc.		217	—	—	—	217

			217	1,194	3,131	8	4,550

Reinsurance service expense			(10,104)	—	—	—	(10,104)
Recovery of investment elements and reinsurance premiums			—	—	—	—	—
Reinsurance finance income and expense	Current profit or loss		915	—	27	3	945
	Other comprehensive income		—	—	9	1	10

			915	—	36	4	955

Cash flow for the period	Reinsurance premium paid		3,716	—	—	—	3,716
	Recovery of reinsurance proceeds and other reinsurance profits		—	—	(1,079)	—	(1,079)
	Receipt of investment elements and recovery of reinsurance premiums		—	—	—	—	—

			3,716	—	(1,079)	—	2,637

Other increase/decrease			(1,733)	(49)	(489)	(28)	(2,299)
Ending balance	Reinsurance contract assets		19,971	1,220	4,244	104	25,539
	Reinsurance contract liabilities		(59)	—	(19)	—	(78)

	Net reinsurance contract assets (liabilities)	~~W~~	19,912	1,220	4,225	104	25,461

		2024
		Remaining coverage elements			Incurred claim elements		Total
		Excluding loss recovery component		Loss recovery component	Present value estimate of future cash flows	Risk adjustment for non-financial risks
Beginning balance	Reinsurance contract assets	~~W~~	19,971	1,220	4,244	104	25,539
	Reinsurance contract liabilities		(59)	—	(19)	—	(78)

	Net reinsurance contract assets (liabilities)		19,912	1,220	4,225	104	25,461

Reinsurance revenue	Accrued reinsurance amount		—	—	15,934	564	16,498
	Changes in incident fulfillment cash flow		—	(255)	3,476	838	4,059
	Etc.		(120)	—	—	—	(120)

			(120)	(255)	19,410	1,402	20,437

Reinsurance service expense			(18,052)	—	—	—	(18,052)
Recovery of investment elements and reinsurance premiums			—	—	—	—	—
Reinsurance finance income and expense	Current profit or loss		2,071	—	97	7	2,175
	Other comprehensive income		—	—	14	4	18

			2,071	—	111	11	2,193

Cash flow for the period	Reinsurance premium paid		2,128	—	—	—	2,128
	Recovery of reinsurance proceeds and other reinsurance profits		—	—	33,051	—	33,051
	Receipt of investment elements and recovery of reinsurance premiums		—	—	—	—	—

			2,128	—	33,051	—	35,179

Other increase/decrease			45,500	—	(33,658)	—	11,842
Ending balance	Reinsurance contract assets		51,439	965	23,144	1,517	77,065
	Reinsurance contract liabilities		—	—	(5)	—	(5)

	Net reinsurance contract assets (liabilities)	~~W~~	51,439	965	23,139	1,517	77,060

(k)	Changes by measurement element in reinsurance contract assets (liabilities) for which the premium allocation approach was not applied for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Etc.	Sub-total
Beginning balance	Reinsurance contract assets	~~W~~	(52,365)	16,522	47,211	47,649	94,860	59,017
	Reinsurance contract liabilities		(168,825)	22,870	68,110	15,075	83,185	(62,770)

	Net reinsurance contract assets (liabilities)		(221,190)	39,392	115,321	62,724	178,045	(3,753)

Changes related to future services	Change in contractual service margin adjustment estimate		42,958	4,630	(71,099)	24,721	(46,378)	1,210
	Initial recognition effect of new contracts for the current period		(10,008)	1,254	—	8,924	8,924	170

			32,950	5,884	(71,099)	33,645	(37,454)	1,380

Changes related to current service	Contractual service margin amortization		—	—	(8,120)	(7,269)	(15,389)	(15,389)
	Risk-adjusted change		—	(2,485)	—	—	—	(2,485)
	Experience adjustment		16,943	—	—	—	—	16,943

			16,943	(2,485)	(8,120)	(7,269)	(15,389)	(931)

Changes related to past services	Adjustment of accident factors	~~W~~	(31,062)	(1,038)	—	—	—	(32,100)

		2023
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Etc.	Sub-total
Reinsurance finance income and expenses	Current profit or loss	~~W~~	(8,686)	1,711	3,188	2,923	6,111	(864)
	Other comprehensive income		(31,987)	3,694	—	—	—	(28,293)

			(40,673)	5,405	3,188	2,923	6,111	(29,157)

Cash flow for the period	Reinsurance premium paid		229,319	—	—	—	—	229,319
	Recovery of reinsurance proceeds and other reinsurance profits		(43,405)	—	—	—	—	(43,405)
	Receipt of investment elements and refund of insurance premiums		(152,052)	—	—	—	—	(152,052)

			33,862	—	—	—	—	33,862

Other increase/decrease			351	—	—	—	—	351

Ending balance	Reinsurance contract assets		(26,683)	18,538	15,224	55,735	70,959	62,814
	Reinsurance contract liabilities		(182,136)	28,620	24,066	36,288	60,354	(93,162)

	Net reinsurance contract assets (liabilities)	~~W~~	(208,819)	47,158	39,290	92,023	131,313	(30,348)

		2024
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Etc.	Sub-total
Beginning balance	Reinsurance contract assets	~~W~~	(26,683)	18,538	15,224	55,735	70,959	62,814
	Reinsurance contract liabilities		(182,136)	28,620	24,066	36,288	60,354	(93,162)

	Net reinsurance contract assets (liabilities)		(208,819)	47,158	39,290	92,023	131,313	(30,348)

Changes related to future services	Change in contractual service margin adjustment estimate		(186,989)	4,806	121,614	52,954	174,568	(7,615)
	Initial recognition effect of new contracts for the current period		(46,121)	4,672	—	42,929	42,929	1,480

			(233,110)	9,478	121,614	95,883	217,497	(6,135)

Changes related to current service	Contractual service margin amortization		—	—	11,035	(10,844)	191	191
	Risk-adjusted change		—	(2,982)	—	—	—	(2,982)
	Experience adjustment		34,048	—	—	—	—	34,048

			34,048	(2,982)	11,035	(10,844)	191	31,257

Changes related to past services	Adjustment of accident factors	~~W~~	(27,816)	(1,518)	—	—	—	(29,334)

		2024
		Present value estimate of future cash flows		Risk adjustment for non-financial risks	Contractual service margin			Total
					Fair value method	Etc.	Sub-total
Reinsurance finance income and expenses	Current profit or loss	~~W~~	(7,595)	1,758	1,699	4,200	5,899	62
	Other comprehensive income		(7,320)	5,229	—	—	—	(2,091)

			(14,915)	6,987	1,699	4,200	5,899	(2,029)

Cash flow for the period	Reinsurance premium paid		221,033	—	—	—	—	221,033
	Recovery of reinsurance proceeds and other reinsurance profits		(33,580)	—	—	—	—	(33,580)
	Receipt of investment elements and refund of insurance premiums		(140,620)	—	—	—	—	(140,620)

			46,833	—	—	—	—	46,833

Other increase/decrease			(672)	—	—	59	59	(613)

Ending balance	Reinsurance contract assets		(81,178)	19,688	78,043	91,136	169,179	107,689
	Reinsurance contract liabilities		(323,273)	39,435	95,595	90,185	185,780	(98,058)

	Net reinsurance contract assets (liabilities)	~~W~~	(404,451)	59,123	173,638	181,321	354,959	9,631

(l)	Details of reinsurance contracts that did not apply the premium allocation approach recognized for the first time for the years ended December 31, 2023 and 2024 are as follow:

		2023
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contract recognized for the first time in the period	Except for net profit contract set	~~W~~	(71,470)	—	61,101	1,104	9,307	42
	Net profit contract set		(6,322)	—	6,683	150	(383)	128

		~~W~~	(77,792)	—	67,784	1,254	8,924	170

		2024
		Present value estimate of future cash outflows			Present value estimate of future cash inflows	Risk adjustment for non-financial risks	Contractual service margin	Total
		Other than insurance acquisition cash flow amount		Insurance acquisition cash flow amount
Contract recognized for the first time in the period	Except for net profit contract set	~~W~~	(160,095)	—	109,889	3,098	47,598	490
	Net profit contract set		(64,074)	—	68,159	1,574	(4,669)	990

		~~W~~	(224,169)	—	178,048	4,672	42,929	1,480

(m)
The amount of contractual service margin for reinsurance contracts that do not apply the premium allocation approach as of December 31, 2023 and 2024 is expected to be recognized in profit or loss in the future as follows:

	2023
	Less than 1 year		1~2 years	2~5 year	5~10 year	More than 10 years	Total
Reinsurance contract assets	~~W~~	(5,256)	(4,777)	(12,166)	(15,305)	(33,455)	(70,959)
Reinsurance contract liabilities		(5,692)	(4,947)	(11,507)	(12,251)	(25,957)	(60,354)

	~~W~~	(10,948)	(9,724)	(23,673)	(27,556)	(59,412)	(131,313)

	2024
	Less than 1 year		1~2 years	2~5 years	5~10 years	More than 10 years	Total
Reinsurance contract assets	~~W~~	(12,551)	(11,363)	(29,455)	(38,460)	(77,350)	(169,179)
Reinsurance contract liabilities		(13,874)	(12,036)	(30,495)	(35,569)	(93,806)	(185,780)

	~~W~~	(26,425)	(23,399)	(59,950)	(74,029)	(171,156)	(354,959)

(n)	Details of insurance profits and losses for the years ended December 31, 2023 and 2024 are as follows:

		2023
		Retroactive modification method		Fair value method	Etc.	Total
Unapplied premium allocation approach	Expected insurance premiums and other expected insurance service expenses	~~W~~	776,917	706,136	90,916	1,573,969
	Risk-adjusted change amount		55,712	36,036	24,797	116,545
	Contractual service margin amortization		536,399	215,795	162,449	914,643
	Recovery of insurance acquisition cash flows		133,781	337	128,162	262,280
	Etc. (*)		(18,762)	65	11,218	(7,479)

			1,484,047	958,369	417,542	2,859,958
Premium allocation approach			29,504	—	10,137	39,641

Insurance revenue subtotal			1,513,551	958,369	427,679	2,899,599

Unapplied premium allocation approach	Accrued insurance premiums and other incurred insurance service expenses		794,824	644,118	74,638	1,513,580
	Changes in incident fulfillment cash flow		(5,104)	14,944	1,628	11,468
	Costs related to onerous contracts		(74,960)	8,286	31,314	(35,360)
	Amortization of insurance acquisition cash flows		133,868	337	128,075	262,280
	Etc. (*)		(10,235)	1,451	(28,812)	(37,596)

			838,393	669,136	206,843	1,714,372
Premium allocation approach			37,657	—	(3,250)	34,407

Insurance service expenses subtotal		~~W~~	876,050	669,136	203,593	1,748,779

		2023
		Retroactive modification method		Fair value method	Etc.	Total
Unapplied premium allocation approach	Accrued reinsurance amount	~~W~~	27	67,051	5,573	72,651
	Changes in incident fulfillment cash flow		2	(29,952)	(2,150)	(32,100)
	Etc. (*)		(1)	(2,021)	1,906	(116)

			28	35,078	5,329	40,435
Premium allocation approach			4,550	—	—	4,550

Reinsurance revenue subtotal			4,578	35,078	5,329	44,985

Unapplied premium allocation approach	Expected reinsurance amount		—	41,537	7,324	48,861
	Risk-adjusted change amount		—	3,227	626	3,853
	Contractual service margin amortization		—	8,120	7,269	15,389
	Etc. (*)		—	(247)	4,230	3,983

			—	52,637	19,449	72,086
Premium allocation approach			5,375	—	4,729	10,104

Reinsurance service expense subtotal			5,375	52,637	24,178	82,190

		~~W~~	636,704	271,674	205,237	1,113,615

		2024
		Retroactive modification method		Fair value method	Etc.	Total
Unapplied premium allocation approach	Expected insurance premiums and other expected insurance service expenses	~~W~~	769,737	685,765	199,933	1,655,435
	Risk-adjusted change amount		48,040	35,437	46,946	130,423
	Contractual service margin amortization		433,780	246,990	242,944	923,714
	Recovery of insurance acquisition cash flows		116,454	379	243,578	360,411
	Etc. (*)		(13,242)	(371)	(4,371)	(17,984)

			1,354,769	968,200	729,030	3,051,999
Premium allocation approach			64,109	—	445	64,554

Insurance revenue subtotal			1,418,878	968,200	729,475	3,116,553

Unapplied premium allocation approach	Accrued insurance premiums and other incurred insurance service expenses		775,573	652,193	219,202	1,646,968
	Changes in incident fulfillment cash flow		(2,310)	26,060	4,432	28,182
	Costs related to loss-bearing contracts		42,867	4,682	20,385	67,934
	Amortization of insurance acquisition cash flows		116,636	379	243,396	360,411
	Etc. (*)		(10,455)	883	(38,758)	(48,330)

			922,311	684,197	448,657	2,055,165
Premium allocation approach			75,029	—	1,366	76,395

Insurance service expense subtotal		~~W~~	997,340	684,197	450,023	2,131,560

		2024
		Retroactive modification method		Fair value method	Etc.	Total
Unapplied premium allocation approach	Accrued reinsurance amount	~~W~~	67	68,816	20,973	89,856
	Changes in incident fulfillment cash flow		58	(27,421)	(1,971)	(29,334)
	Etc. (*)		53	(11,372)	3,938	(7,381)

			178	30,023	22,940	53,141
Premium allocation approach			20,437	—	—	20,437

Reinsurance revenue subtotal			20,615	30,023	22,940	73,578

Unapplied premium allocation approach	Expected reinsurance amount		—	39,319	13,689	53,008
	Risk-adjusted change amount		—	2,861	1,066	3,927
	Contractual service margin amortization		—	(11,035)	10,844	(191)
	Etc. (*)		—	(2,306)	2,915	609

			—	28,839	28,514	57,353
Premium allocation approach			18,052	—	—	18,052

Reinsurance service expense subtotal			18,052	28,839	28,514	75,405

		~~W~~	424,101	285,187	273,878	983,166